INVENTORY (Schedule of Inventory) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Handsets and devices	₪ 60	₪ 60
Accessories and other	6	8
Spare parts	23	19
ISP modems, routers, servers and related equipment	9	6
Inventories	98	93
Write-offs recorded	4	5
Cost of inventory recognized as expenses and included in cost of revenues for the year ended	586	558
Cost of inventory used as fixed assets	₪ 8	₪ 30